UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Balanced Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2012

1.805755.108

AIG-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 64.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.1%
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR	34,262	$ 691
Hotels, Restaurants & Leisure - 1.0%
Domino's Pizza, Inc.	45,980	1,913
Dunkin' Brands Group, Inc.	26,900	856
Icahn Enterprises LP rights (a)	15,231	0
McDonald's Corp.	39,125	3,405
Yum! Brands, Inc.	79,997	5,366
		11,540
Internet & Catalog Retail - 0.7%
Liberty Media Corp. Interactive Series A (a)	169,687	3,275
Priceline.com, Inc. (a)	7,095	4,705
		7,980
Media - 3.1%
Comcast Corp. Class A	385,197	14,322
DIRECTV (a)	108,257	5,380
Legend Pictures LLC (m)(n)	415	444
Legend Pictures LLC rights (m)(n)	38	0
News Corp. Class A	303,398	7,476
Sirius XM Radio, Inc. (a)	613,861	1,707
The Walt Disney Co.	135,934	6,750
		36,079
Multiline Retail - 0.4%
Dollar General Corp. (a)	64,792	3,240
Target Corp.	22,290	1,407
		4,647
Specialty Retail - 1.7%
AutoZone, Inc. (a)	9,150	3,511
CarMax, Inc. (a)	50,494	1,831
Limited Brands, Inc.	32,737	1,707
Lowe's Companies, Inc.	223,192	8,055
Tiffany & Co., Inc.	11,466	676
TJX Companies, Inc.	103,872	4,606
Williams-Sonoma, Inc.	1,900	86
		20,472
Textiles, Apparel & Luxury Goods - 0.1%
Under Armour, Inc. Class A (sub. vtg.) (a)	33,721	1,748
TOTAL CONSUMER DISCRETIONARY		83,157
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 7.6%
Beverages - 2.6%
Anheuser-Busch InBev SA NV	31,329	$ 2,751
Coca-Cola Bottling Co. CONSOLIDATED	6,058	416
Coca-Cola FEMSA SAB de CV sponsored ADR	1,662	234
Coca-Cola Icecek A/S	22,562	442
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	10,870	452
Constellation Brands, Inc. Class A (sub. vtg.) (a)	70,757	2,539
Diageo PLC sponsored ADR	22,694	2,714
Embotelladora Andina SA sponsored ADR	11,452	435
Molson Coors Brewing Co. Class B	32,091	1,330
Pernod Ricard SA	19,896	2,253
Remy Cointreau SA (f)	11,532	1,292
The Coca-Cola Co.	392,403	14,880
		29,738
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	191,479	8,906
Drogasil SA	23,600	232
Kroger Co.	107,556	2,822
Safeway, Inc.	15,435	264
Wal-Mart Stores, Inc.	26,292	1,894
Walgreen Co.	26,860	911
		15,029
Food Products - 0.5%
Bunge Ltd.	18,110	1,325
Green Mountain Coffee Roasters, Inc. (a)	9,111	334
Mead Johnson Nutrition Co. Class A	22,980	1,567
Nestle SA	20,884	1,367
Orion Corp.	214	222
Pilgrims Pride Corp.	31,600	226
Unilever NV (NY Reg.)	21,614	818
		5,859
Household Products - 1.6%
Colgate-Palmolive Co.	19,623	2,129
Procter & Gamble Co.	232,511	16,236
		18,365
Personal Products - 0.2%
L'Oreal SA	13,084	1,776
Nu Skin Enterprises, Inc. Class A	13,284	603
		2,379
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.4%
Altria Group, Inc.	62,930	$ 2,128
British American Tobacco PLC sponsored ADR	119,954	12,647
Philip Morris International, Inc.	15,144	1,361
Souza Cruz SA	31,850	463
		16,599
TOTAL CONSUMER STAPLES		87,969
ENERGY - 7.0%
Energy Equipment & Services - 1.5%
Cameron International Corp. (a)	44,447	2,398
Ensco PLC Class A	53,566	3,119
Forum Energy Technologies, Inc.	27,565	696
Halliburton Co.	35,960	1,199
National Oilwell Varco, Inc.	53,272	3,638
Noble Corp.	60,574	2,089
Ocean Rig UDW, Inc. (United States) (a)	36,744	579
Oceaneering International, Inc.	12,477	657
Oil States International, Inc. (a)	5,822	412
Schlumberger Ltd.	35,216	2,522
Vantage Drilling Co. (a)	362,500	653
		17,962
Oil, Gas & Consumable Fuels - 5.5%
Anadarko Petroleum Corp.	63,814	4,671
Apache Corp.	33,663	2,595
Chevron Corp.	77,867	8,230
Cobalt International Energy, Inc. (a)	25,280	590
ENI SpA sponsored ADR	17,900	849
EQT Corp.	20,300	1,219
Exxon Mobil Corp.	211,282	18,622
Falkland Oil & Gas Ltd. (a)	44,700	22
Hess Corp.	41,053	2,037
HollyFrontier Corp.	9,174	416
InterOil Corp. (a)	17,450	971
Marathon Oil Corp.	107,055	3,303
Marathon Petroleum Corp.	57,738	3,438
Murphy Oil Corp.	25,301	1,436
Noble Energy, Inc.	19,472	1,903
Northern Tier Energy LP Class A	16,565	386
Occidental Petroleum Corp.	39,786	2,992
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66	22,927	$ 1,201
Royal Dutch Shell PLC Class B sponsored ADR	48,212	3,330
Southcross Energy Partners LP	7,700	181
Suncor Energy, Inc.	93,090	3,042
The Williams Companies, Inc.	62,000	2,036
		63,470
TOTAL ENERGY		81,432
FINANCIALS - 9.9%
Capital Markets - 0.7%
Ameriprise Financial, Inc.	34,377	2,086
BlackRock, Inc. Class A	12,137	2,391
E*TRADE Financial Corp. (a)	29,200	246
Evercore Partners, Inc. Class A	13,500	371
Invesco Ltd.	32,062	801
Morgan Stanley	64,918	1,095
TD Ameritrade Holding Corp.	19,364	314
The Blackstone Group LP	56,965	837
UBS AG	36,244	568
		8,709
Commercial Banks - 2.2%
CIT Group, Inc. (a)	25,420	942
Comerica, Inc.	6,926	205
First Horizon National Corp. (f)	85,758	811
Huntington Bancshares, Inc.	112,289	691
Lloyds Banking Group PLC (a)	874,500	653
M&T Bank Corp.	33,461	3,270
National Bank Holdings Corp.	12,691	232
Synovus Financial Corp.	249,205	591
U.S. Bancorp	366,008	11,807
Wells Fargo & Co.	196,651	6,491
WMI Holdings Corp. (a)	4,454	2
		25,695
Consumer Finance - 1.7%
Capital One Financial Corp.	238,828	13,756
Discover Financial Services	48,367	2,013
SLM Corp.	256,112	4,239
		20,008
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 2.7%
Bank of America Corp.	944,803	$ 9,316
Citigroup, Inc.	274,948	9,505
ING Groep NV (Certificaten Van Aandelen) (a)	80,673	729
JPMorgan Chase & Co.	282,567	11,608
		31,158
Insurance - 1.6%
ACE Ltd.	37,920	3,004
AFLAC, Inc.	23,938	1,268
Amlin PLC	36,311	225
Berkshire Hathaway, Inc.:
Class A (a)	13	1,715
Class B (a)	3,603	317
Direct Line Insurance Group PLC	150,800	490
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,800	962
Hartford Financial Services Group, Inc.	134,817	2,855
MetLife, Inc.	124,723	4,140
The Travelers Companies, Inc.	38,131	2,700
Validus Holdings Ltd.	40,113	1,422
		19,098
Real Estate Investment Trusts - 0.7%
American Tower Corp.	51,810	3,882
Camden Property Trust (SBI)	10,891	716
Equity Lifestyle Properties, Inc.	16,110	1,057
Sun Communities, Inc.	23,942	924
The Macerich Co.	18,358	1,037
		7,616
Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp. (a)	95,549	3,426
Washington Mutual, Inc. (a)	130,000	0
		3,426
TOTAL FINANCIALS		115,710
HEALTH CARE - 7.7%
Biotechnology - 2.4%
Amgen, Inc.	109,398	9,715
Biogen Idec, Inc. (a)	28,426	4,238
BioMarin Pharmaceutical, Inc. (a)	25,634	1,246
CSL Ltd.	36,772	1,984
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
CSL Ltd. ADR	1,000	$ 27
Gilead Sciences, Inc. (a)	90,900	6,818
Onyx Pharmaceuticals, Inc. (a)	31,291	2,362
Regeneron Pharmaceuticals, Inc. (a)	4,300	759
Theravance, Inc. (a)	20,828	468
		27,617
Health Care Equipment & Supplies - 0.9%
Covidien PLC	81,730	4,749
Edwards Lifesciences Corp. (a)	21,691	1,882
Quidel Corp. (a)	73,770	1,293
The Cooper Companies, Inc.	28,672	2,722
		10,646
Health Care Providers & Services - 1.3%
Apollo Hospitals Enterprise Ltd.	17,173	259
Catamaran Corp. (a)	33,982	1,668
CIGNA Corp.	45,078	2,356
Henry Schein, Inc. (a)	36,988	2,988
McKesson Corp.	28,656	2,707
UnitedHealth Group, Inc.	89,942	4,892
		14,870
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.	15,123	961
Pharmaceuticals - 3.0%
Allergan, Inc.	43,748	4,058
Eli Lilly & Co.	20,000	981
Merck & Co., Inc.	192,774	8,540
Optimer Pharmaceuticals, Inc. (a)	7,413	76
Pfizer, Inc.	671,124	16,792
Sanofi SA sponsored ADR	32,609	1,455
Valeant Pharmaceuticals International, Inc. (Canada) (a)	63,082	3,514
		35,416
TOTAL HEALTH CARE		89,510
INDUSTRIALS - 6.8%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	95,276	5,843
MTU Aero Engines Holdings AG	12,881	1,146
Raytheon Co.	29,200	1,668
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Textron, Inc.	136,666	$ 3,210
United Technologies Corp.	58,290	4,670
		16,537
Building Products - 0.5%
Armstrong World Industries, Inc.	43,451	2,195
Owens Corning (a)	67,750	2,343
Quanex Building Products Corp.	83,170	1,740
		6,278
Commercial Services & Supplies - 0.4%
ADT Corp.	31,912	1,465
Stericycle, Inc. (a)	19,637	1,835
Tyco International Ltd.	30,024	852
		4,152
Electrical Equipment - 0.5%
Regal-Beloit Corp.	42,078	2,935
Roper Industries, Inc.	28,680	3,199
		6,134
Industrial Conglomerates - 1.9%
Danaher Corp.	88,193	4,760
General Electric Co.	835,880	17,662
		22,422
Machinery - 1.2%
Caterpillar, Inc.	11,997	1,023
Cummins, Inc.	26,315	2,583
Deere & Co.	35,357	2,972
Fiat Industrial SpA	71,649	766
Illinois Tool Works, Inc.	69,823	4,299
Parker Hannifin Corp.	24,057	1,976
		13,619
Professional Services - 0.1%
Verisk Analytics, Inc. (a)	12,272	612
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	11,600	690
Union Pacific Corp.	49,495	6,077
		6,767
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	14,474	$ 2,808
TOTAL INDUSTRIALS		79,329
INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 2.6%
Acme Packet, Inc. (a)	52,562	1,049
ADTRAN, Inc. (f)	124,580	2,447
Finisar Corp. (a)	121,349	1,647
JDS Uniphase Corp. (a)	113,278	1,374
Juniper Networks, Inc. (a)	219,105	3,940
NETGEAR, Inc. (a)	27,314	952
QUALCOMM, Inc.	306,408	19,494
		30,903
Computers & Peripherals - 4.5%
Apple, Inc.	80,649	47,199
EMC Corp. (a)	62,057	1,540
SanDisk Corp. (a)	84,236	3,294
		52,033
Electronic Equipment & Components - 0.8%
Corning, Inc.	72,155	882
Flextronics International Ltd. (a)	63,880	370
Hon Hai Precision Industry Co. Ltd. (Foxconn)	665,500	2,134
Jabil Circuit, Inc.	236,179	4,487
TPK Holding Co. Ltd.	65,000	1,038
		8,911
Internet Software & Services - 1.1%
Bazaarvoice, Inc.	657	6
Dice Holdings, Inc. (a)	9,370	81
eBay, Inc. (a)	128,852	6,806
Google, Inc. Class A (a)	6,939	4,846
Mail.ru Group Ltd.:
GDR (g)	20,400	673
GDR (Reg. S)	10,228	338
		12,750
IT Services - 0.2%
Fidelity National Information Services, Inc.	45,148	1,630
Visa, Inc. Class A	4,932	738
		2,368
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 2.4%
Altera Corp.	69,048	$ 2,236
Analog Devices, Inc.	186,620	7,577
ARM Holdings PLC sponsored ADR	27,700	1,034
ASAT Holdings Ltd. (a)	6,352	0
ASML Holding NV	15,392	963
Avago Technologies Ltd.	99,265	3,484
Cree, Inc. (a)	2,400	78
Dialog Semiconductor PLC (a)	26,338	536
Fairchild Semiconductor International, Inc. (a)	92,988	1,240
Integrated Device Technology, Inc. (a)	145,318	911
International Rectifier Corp. (a)	35,933	614
Micron Technology, Inc. (a)	331,709	1,984
NXP Semiconductors NV (a)	104,217	2,551
ON Semiconductor Corp. (a)	186,489	1,236
PMC-Sierra, Inc. (a)	249,323	1,284
RF Micro Devices, Inc. (a)	151,492	654
Skyworks Solutions, Inc. (a)	80,366	1,820
		28,202
Software - 0.8%
Check Point Software Technologies Ltd. (a)	9,638	445
Citrix Systems, Inc. (a)	77,917	4,765
Compuware Corp. (a)	60,150	562
Electronic Arts, Inc. (a)	46,023	682
Intuit, Inc.	9,935	595
Microsoft Corp.	47,941	1,276
VMware, Inc. Class A (a)	7,583	690
		9,015
TOTAL INFORMATION TECHNOLOGY		144,182
MATERIALS - 2.2%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	40,101	3,326
Albemarle Corp.	18,661	1,116
Eastman Chemical Co.	37,033	2,253
Ecolab, Inc.	26,197	1,888
LyondellBasell Industries NV Class A	44,494	2,213
Monsanto Co.	39,508	3,619
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Sherwin-Williams Co.	15,799	$ 2,410
Sigma Aldrich Corp.	27,027	1,960
		18,785
Containers & Packaging - 0.3%
Ball Corp.	34,922	1,561
Rock-Tenn Co. Class A	28,020	1,822
		3,383
Metals & Mining - 0.3%
First Quantum Minerals Ltd.	81,296	1,670
Goldcorp, Inc.	39,809	1,551
		3,221
TOTAL MATERIALS		25,389
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	28,403	969
CenturyLink, Inc.	88,927	3,454
inContact, Inc. (a)	41,300	215
Verizon Communications, Inc.	197,964	8,734
		13,372
Wireless Telecommunication Services - 0.5%
SBA Communications Corp. Class A (a)	44,427	3,057
Sprint Nextel Corp. (a)	271,826	1,558
Vodafone Group PLC sponsored ADR	36,700	947
		5,562
TOTAL TELECOMMUNICATION SERVICES		18,934
UTILITIES - 2.2%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	31,675	1,351
Duke Energy Corp.	77,715	4,960
Edison International	76,094	3,461
Exelon Corp.	4,597	139
FirstEnergy Corp.	60,459	2,567
NextEra Energy, Inc.	32,570	2,238
		14,716
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
ONEOK, Inc.	12,874	$ 578
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. (a)	12,000	207
NRG Energy, Inc.	40,558	856
The AES Corp.	164,157	1,752
		2,815
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	74,947	1,479
NiSource, Inc.	38,176	923
PG&E Corp.	33,548	1,374
Sempra Energy	48,381	3,310
		7,086
TOTAL UTILITIES		25,195
TOTAL COMMON STOCKS (Cost $663,246)		750,807
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Jumptap, Inc. Series G (n)	49,842	359
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	173	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $365)		359
Nonconvertible Bonds - 7.5%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.6%
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	$ 500	685
Comcast Corp.:
4.65% 7/15/42	276	292
4.95% 6/15/16	15	17
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.: - continued
5.15% 3/1/20	$ 14	$ 17
5.7% 5/15/18	515	626
6.4% 3/1/40	25	33
6.45% 3/15/37	238	308
COX Communications, Inc. 3.25% 12/15/22 (g)	136	138
Discovery Communications LLC:
3.7% 6/1/15	260	278
6.35% 6/1/40	236	301
NBCUniversal Media LLC:
3.65% 4/30/15	137	146
5.15% 4/30/20	431	513
6.4% 4/30/40	309	395
News America Holdings, Inc. 7.75% 12/1/45	576	812
News America, Inc.:
6.15% 3/1/37	235	287
6.15% 2/15/41	186	234
Time Warner Cable, Inc.:
4.5% 9/15/42	290	282
6.2% 7/1/13	18	19
6.75% 7/1/18	439	550
Time Warner, Inc.:
3.15% 7/15/15	9	10
5.875% 11/15/16	12	14
6.5% 11/15/36	232	291
Viacom, Inc.:
3.5% 4/1/17	583	632
6.75% 10/5/37	105	139
		7,019
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Beam, Inc.:
1.875% 5/15/17	76	78
3.25% 5/15/22	90	94
FBG Finance Ltd. 5.125% 6/15/15 (g)	23	25
Fortune Brands, Inc.:
5.375% 1/15/16	4	4
5.875% 1/15/36	55	65
6.375% 6/15/14	369	399
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Heineken NV:
1.4% 10/1/17 (g)	$ 182	$ 182
2.75% 4/1/23 (g)	191	189
4% 10/1/42 (g)	61	59
SABMiller Holdings, Inc. 3.75% 1/15/22 (g)	285	309
		1,404
Food & Staples Retailing - 0.0%
Walgreen Co. 1.8% 9/15/17	160	162
Food Products - 0.2%
Kraft Foods, Inc.:
5.375% 2/10/20	387	471
6.125% 2/1/18	416	509
6.5% 8/11/17	375	461
6.5% 2/9/40	73	99
		1,540
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	262	259
4.25% 8/9/42	262	260
9.7% 11/10/18	325	459
Philip Morris International, Inc. 4.875% 5/16/13	291	297
Reynolds American, Inc.:
3.25% 11/1/22	187	190
4.75% 11/1/42	289	293
6.75% 6/15/17	23	28
7.25% 6/15/37	409	542
		2,328
TOTAL CONSUMER STAPLES		5,434
ENERGY - 1.1%
Energy Equipment & Services - 0.2%
DCP Midstream LLC:
4.75% 9/30/21 (g)	364	389
5.35% 3/15/20 (g)	327	362
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	371	400
5% 10/1/21	146	166
6.5% 4/1/20	24	29
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
FMC Technologies, Inc.:
2% 10/1/17	$ 48	$ 49
3.45% 10/1/22	87	89
Transocean, Inc.:
5.05% 12/15/16	238	265
6.375% 12/15/21	315	380
Weatherford International Ltd.:
4.95% 10/15/13	14	14
5.15% 3/15/13	18	18
		2,161
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	16	19
6.375% 9/15/17	673	808
Apache Corp. 4.75% 4/15/43	243	265
Canadian Natural Resources Ltd. 5.15% 2/1/13	36	36
DCP Midstream Operating LP 2.5% 12/1/17	168	168
Duke Energy Field Services:
5.375% 10/15/15 (g)	10	11
6.45% 11/3/36 (g)	375	436
El Paso Natural Gas Co. 5.95% 4/15/17	7	8
Enbridge Energy Partners LP 4.2% 9/15/21	438	474
Encana Holdings Finance Corp. 5.8% 5/1/14	23	25
Enterprise Products Operating LP 5.6% 10/15/14	16	17
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	7	8
Marathon Petroleum Corp. 5.125% 3/1/21	215	253
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)	357	375
Motiva Enterprises LLC:
5.75% 1/15/20 (g)	156	190
6.85% 1/15/40 (g)	223	309
Nakilat, Inc. 6.067% 12/31/33 (g)	279	342
Nexen, Inc. 5.2% 3/10/15	7	8
Pemex Project Funding Master Trust 1.0183% 12/3/12 (g)(j)	200	200
Petro-Canada 6.05% 5/15/18	150	183
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	354	375
5.375% 1/27/21	551	620
5.75% 1/20/20	488	557
7.875% 3/15/19	399	500
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos:
4.875% 1/24/22	$ 237	$ 268
5.5% 1/21/21	369	432
5.5% 6/27/44	368	403
6% 3/5/20	21	25
6.5% 6/2/41	404	508
Phillips 66:
4.3% 4/1/22 (g)	338	374
5.875% 5/1/42 (g)	289	347
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	173	185
3.95% 9/15/15	202	218
6.125% 1/15/17	205	242
Ras Laffan Liquefied Natural Gas Co. Ltd. III 6.75% 9/30/19 (g)	250	314
Rockies Express Pipeline LLC 6.25% 7/15/13 (g)	22	23
Spectra Energy Capital, LLC 5.65% 3/1/20	10	12
Spectra Energy Partners, LP:
2.95% 6/15/16	69	71
4.6% 6/15/21	90	99
Suncor Energy, Inc. 6.1% 6/1/18	395	483
Texas Eastern Transmission LP 6% 9/15/17 (g)	326	393
Western Gas Partners LP 5.375% 6/1/21	393	451
		11,035
TOTAL ENERGY		13,196
FINANCIALS - 3.5%
Capital Markets - 0.4%
BlackRock, Inc. 4.25% 5/24/21	165	188
Goldman Sachs Group, Inc.:
5.25% 7/27/21	96	110
5.625% 1/15/17	500	548
5.75% 1/24/22	636	754
5.95% 1/18/18	32	37
6% 6/15/20	600	711
6.15% 4/1/18	36	42
6.75% 10/1/37	187	208
Lazard Group LLC:
6.85% 6/15/17	31	36
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC: - continued
7.125% 5/15/15	$ 11	$ 12
Morgan Stanley:
4.75% 4/1/14	335	347
4.875% 11/1/22	654	681
5.75% 1/25/21	100	114
6.625% 4/1/18	600	699
		4,487
Commercial Banks - 0.4%
Bank of America NA 5.3% 3/15/17	420	469
Credit Suisse 6% 2/15/18	664	765
Fifth Third Bancorp 8.25% 3/1/38	94	136
Fifth Third Bank 4.75% 2/1/15	250	269
Fifth Third Capital Trust IV 6.5% 4/15/67 (j)	233	234
HBOS PLC 6.75% 5/21/18 (g)	180	191
Huntington Bancshares, Inc. 7% 12/15/20	97	118
JPMorgan Chase Bank 6% 10/1/17	250	296
KeyBank NA:
5.45% 3/3/16	294	330
5.8% 7/1/14	322	346
Marshall & Ilsley Bank 5% 1/17/17	231	257
Regions Bank:
6.45% 6/26/37	402	419
7.5% 5/15/18	282	338
Regions Financial Corp.:
5.75% 6/15/15	73	79
7.75% 11/10/14	229	252
Royal Bank of Scotland Group PLC 6.125% 12/15/22	358	367
UnionBanCal Corp. 5.25% 12/16/13	5	5
Wachovia Corp. 5.625% 10/15/16	27	31
Wells Fargo & Co.:
3.625% 4/15/15	218	232
3.676% 6/15/16	160	174
		5,308
Consumer Finance - 0.4%
Discover Financial Services:
3.85% 11/21/22 (g)	462	465
5.2% 4/27/22	42	47
6.45% 6/12/17	1,019	1,197
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
2.25% 11/9/15	$ 633	$ 654
2.95% 5/9/16	185	196
3.5% 6/29/15	192	204
6% 8/7/19	1,000	1,222
Hyundai Capital America:
1.625% 10/2/15 (g)	122	123
2.125% 10/2/17 (g)	134	136
		4,244
Diversified Financial Services - 0.7%
Bank of America Corp.:
3.875% 3/22/17	380	413
5.65% 5/1/18	205	237
5.75% 12/1/17	615	711
6.5% 8/1/16	300	348
BP Capital Markets PLC:
3.625% 5/8/14	14	15
4.742% 3/11/21	300	352
Capital One Capital V 10.25% 8/15/39	344	346
Citigroup, Inc.:
3.953% 6/15/16	397	428
4.75% 5/19/15	1,151	1,244
5.875% 1/30/42	282	351
6.125% 5/15/18	212	254
6.5% 8/19/13	164	170
JPMorgan Chase & Co.:
2% 8/15/17	300	306
3.15% 7/5/16	430	456
3.25% 9/23/22	374	387
4.35% 8/15/21	420	470
4.5% 1/24/22	134	151
4.95% 3/25/20	661	764
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (g)	216	219
TECO Finance, Inc.:
4% 3/15/16	96	103
5.15% 3/15/20	141	166
		7,891
Insurance - 0.6%
Allstate Corp. 6.2% 5/16/14	264	285
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc. 4.875% 9/15/16	$ 257	$ 288
Aon Corp.:
3.125% 5/27/16	376	398
3.5% 9/30/15	151	160
5% 9/30/20	133	153
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(j)	12	12
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	347	395
5.375% 3/15/17	6	7
6.625% 4/15/42	124	155
Liberty Mutual Group, Inc.:
5% 6/1/21 (g)	421	457
6.5% 3/15/35 (g)	327	357
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	265
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (g)	199	234
MetLife, Inc.:
1.756% 12/15/17 (e)	152	154
3.048% 12/15/22	313	320
4.75% 2/8/21	137	159
6.75% 6/1/16	290	346
Metropolitan Life Global Funding I 5.125% 6/10/14 (g)	255	272
Monumental Global Funding III 5.5% 4/22/13 (g)	18	18
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	222	291
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	203	288
Pacific LifeCorp 6% 2/10/20 (g)	327	368
Prudential Financial, Inc.:
4.5% 11/16/21	200	224
4.75% 9/17/15	500	551
5.15% 1/15/13	26	26
5.8% 11/16/41	262	307
6.2% 11/15/40	134	163
7.375% 6/15/19	120	153
Symetra Financial Corp. 6.125% 4/1/16 (g)	38	41
Unum Group:
5.625% 9/15/20	270	309
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Unum Group: - continued
5.75% 8/15/42	$ 360	$ 390
7.125% 9/30/16	19	22
		7,568
Real Estate Investment Trusts - 0.4%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	108	116
Boston Properties, Inc. 3.85% 2/1/23	432	459
BRE Properties, Inc. 5.5% 3/15/17	21	24
DDR Corp. 4.625% 7/15/22	247	269
Developers Diversified Realty Corp.:
4.75% 4/15/18	313	346
7.5% 4/1/17	203	244
Duke Realty LP:
3.875% 10/15/22	274	280
4.375% 6/15/22	207	219
4.625% 5/15/13	5	5
5.4% 8/15/14	238	254
5.95% 2/15/17	57	65
6.25% 5/15/13	291	298
6.5% 1/15/18	285	335
6.75% 3/15/20	12	15
8.25% 8/15/19	127	163
Equity One, Inc.:
3.75% 11/15/22	400	399
5.375% 10/15/15	47	51
Federal Realty Investment Trust 5.9% 4/1/20	95	113
Health Care REIT, Inc. 2.25% 3/15/18	111	111
HRPT Properties Trust 5.75% 11/1/15	50	53
UDR, Inc. 5.5% 4/1/14	498	525
Washington (REIT) 5.25% 1/15/14	10	10
Weingarten Realty Investors 3.375% 10/15/22	68	68
		4,422
Real Estate Management & Development - 0.6%
BioMed Realty LP:
3.85% 4/15/16	390	414
4.25% 7/15/22	163	172
6.125% 4/15/20	126	148
Brandywine Operating Partnership LP:
4.95% 4/15/18	56	61
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP: - continued
5.7% 5/1/17	$ 1,000	$ 1,123
7.5% 5/15/15	16	18
Digital Realty Trust LP:
4.5% 7/15/15	172	184
5.25% 3/15/21	201	224
ERP Operating LP:
4.625% 12/15/21	540	609
4.75% 7/15/20	265	299
5.375% 8/1/16	117	133
5.75% 6/15/17	567	672
Liberty Property LP:
4.125% 6/15/22	177	187
4.75% 10/1/20	394	430
5.125% 3/2/15	7	8
5.5% 12/15/16	12	14
6.625% 10/1/17	281	338
Mack-Cali Realty LP:
2.5% 12/15/17	252	252
4.5% 4/18/22	108	115
7.75% 8/15/19	23	29
Post Apartment Homes LP 3.375% 12/1/22	70	71
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	57	60
5.5% 1/15/14 (g)	6	6
5.7% 4/15/17 (g)	13	14
Simon Property Group LP:
2.8% 1/30/17	82	87
4.125% 12/1/21	229	258
4.2% 2/1/15	138	147
Tanger Properties LP:
6.125% 6/1/20	478	572
6.15% 11/15/15	33	38
		6,683
TOTAL FINANCIALS		40,603
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 0.4%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	$ 350	$ 398
Celgene Corp. 2.45% 10/15/15	20	21
		419
Health Care Providers & Services - 0.2%
Aetna, Inc.:
1.5% 11/15/17	44	44
2.75% 11/15/22	178	179
4.125% 11/15/42	99	99
Aristotle Holding, Inc. 4.75% 11/15/21 (g)	378	432
Express Scripts, Inc.:
3.125% 5/15/16	357	378
6.25% 6/15/14	98	106
Medco Health Solutions, Inc.:
2.75% 9/15/15	38	40
4.125% 9/15/20	259	284
UnitedHealth Group, Inc.:
2.75% 2/15/23	59	60
3.95% 10/15/42	81	80
WellPoint, Inc.:
3.3% 1/15/23	380	391
4.65% 1/15/43	403	422
		2,515
Pharmaceuticals - 0.1%
AbbVie, Inc.:
1.75% 11/6/17 (g)	358	363
2.9% 11/6/22 (g)	368	375
4.4% 11/6/42 (g)	359	380
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	120	122
3.25% 10/1/22	179	184
4.625% 10/1/42	108	114
5% 8/15/14	23	25
		1,563
TOTAL HEALTH CARE		4,497
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (g)	$ 18	$ 19
6.375% 6/1/19 (g)	309	372
United Technologies Corp. 4.5% 6/1/42	365	414
		805
Airlines - 0.0%
Continental Airlines, Inc.:
4% 4/29/26	170	179
6.648% 3/15/19	18	19
6.9% 7/2/19	5	6
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	10	11
8.36% 1/20/19	9	9
		224
Industrial Conglomerates - 0.0%
General Electric Co. 4.125% 10/9/42	278	289
TOTAL INDUSTRIALS		1,318
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 5.95% 1/15/14	28	30
Office Electronics - 0.0%
Xerox Corp. 4.25% 2/15/15	12	13
TOTAL INFORMATION TECHNOLOGY		43
MATERIALS - 0.2%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	343	373
4.25% 11/15/20	186	206
4.375% 11/15/42	133	131
7.6% 5/15/14	501	549
		1,259
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	15	17
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (g)	211	233
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (g)	$ 360	$ 390
Vale Overseas Ltd.:
4.375% 1/11/22	200	212
6.25% 1/23/17	503	581
		1,416
TOTAL MATERIALS		2,692
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
5.55% 8/15/41	1,223	1,464
6.3% 1/15/38	398	510
CenturyLink, Inc.:
6.15% 9/15/19	164	181
6.45% 6/15/21	152	167
Embarq Corp.:
7.082% 6/1/16	44	52
7.995% 6/1/36	175	191
Telefonica Emisiones S.A.U. 5.462% 2/16/21	174	177
Verizon Communications, Inc.:
6.25% 4/1/37	187	246
6.9% 4/15/38	260	370
		3,358
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de C.V.:
2.375% 9/8/16	276	288
3.125% 7/16/22	255	262
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.15% 3/15/42	140	140
5.875% 10/1/19	440	523
6.35% 3/15/40	131	149
Vodafone Group PLC 5% 12/16/13	18	19
		1,381
TOTAL TELECOMMUNICATION SERVICES		4,739
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 0.7%
Electric Utilities - 0.4%
Ameren Illinois Co. 6.125% 11/15/17	$ 165	$ 199
American Electric Power Co., Inc.:
1.65% 12/15/17	147	147
2.95% 12/15/22	140	141
Cleveland Electric Illuminating Co. 5.65% 12/15/13	33	35
Duke Capital LLC 5.668% 8/15/14	16	17
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	273	327
6.4% 9/15/20 (g)	569	693
Edison International 3.75% 9/15/17	226	247
FirstEnergy Corp. 7.375% 11/15/31	449	588
FirstEnergy Solutions Corp.:
4.8% 2/15/15	92	99
6.05% 8/15/21	343	391
LG&E and KU Energy LLC:
2.125% 11/15/15	255	259
3.75% 11/15/20	49	51
Nevada Power Co.:
6.5% 5/15/18	165	206
6.5% 8/1/18	12	15
Pepco Holdings, Inc. 2.7% 10/1/15	240	249
Progress Energy, Inc. 6% 12/1/39	260	319
Sierra Pacific Power Co. 5.45% 9/1/13	12	12
		3,995
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	122	137
Independent Power Producers & Energy Traders - 0.0%
PPL Energy Supply LLC 6.5% 5/1/18	310	375
PSEG Power LLC 2.75% 9/15/16	90	94
		469
Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	136	176
Dominion Resources, Inc.:
2.6623% 9/30/66 (j)	397	373
7.5% 6/30/66 (j)	26	29
National Grid PLC 6.3% 8/1/16	183	213
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.:
4.45% 12/1/21	$ 155	$ 173
5.25% 2/15/43	357	382
5.4% 7/15/14	11	12
5.45% 9/15/20	148	176
5.8% 2/1/42	199	226
5.95% 6/15/41	396	462
6.4% 3/15/18	11	13
6.8% 1/15/19	677	825
Sempra Energy:
2.3% 4/1/17	376	392
2.875% 10/1/22	154	155
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	21	23
		3,630
TOTAL UTILITIES		8,231
TOTAL NONCONVERTIBLE BONDS (Cost $77,919)		87,772
U.S. Government and Government Agency Obligations - 9.5%

U.S. Treasury Inflation Protected Obligations - 0.5%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	2,623	3,915
2.125% 2/15/41	26	40
2.5% 1/15/29	1,078	1,557
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		5,512
U.S. Treasury Obligations - 9.0%
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.11% 12/20/12 to 2/14/13 (i)	740	740
U.S. Treasury Bonds:
2.75% 8/15/42	7,528	7,447
2.75% 11/15/42	2,221	2,194
3% 5/15/42	2,973	3,100
U.S. Treasury Notes:
0.25% 9/15/14	149	149
0.25% 8/15/15	379	378
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.375% 3/15/15	$ 3,200	$ 3,207
0.5% 7/31/17	5,390	5,373
0.75% 10/31/17	9,188	9,251
0.875% 11/30/16	1,361	1,384
0.875% 4/30/17	9	9
0.875% 7/31/19	5,971	5,934
1% 9/30/19	2,066	2,066
1% 11/30/19	13,639	13,602
1.25% 10/31/19	1,907	1,936
1.375% 11/30/15	271	279
1.625% 8/15/22	8,146	8,181
1.75% 5/31/16	7,380	7,726
1.75% 5/15/22	5,075	5,173
2.375% 8/31/14	15,000	15,552
2.375% 2/28/15	10,643	11,139
TOTAL U.S. TREASURY OBLIGATIONS		104,820
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $107,551)		110,332
U.S. Government Agency - Mortgage Securities - 2.4%

Fannie Mae - 1.2%
2.559% 6/1/36 (j)	9	10
2.944% 7/1/37 (j)	28	30
3% 4/1/27 to 7/1/27	844	893
3.5% 10/1/40 to 10/1/42	1,394	1,491
3.5% 12/1/42 (h)	1,500	1,601
3.5% 12/1/42 (h)	400	427
3.5% 12/1/42 (h)	1,100	1,174
4% 5/1/26 to 9/1/40	620	670
4% 12/1/42 (h)	900	964
4% 12/1/42 (h)	900	964
4% 1/1/43 (h)	800	856
4.5% 12/1/23 to 7/1/41	949	1,026
4.5% 12/1/42 (h)	200	216
5% 12/1/35	832	906
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 6/1/33 to 8/1/37	$ 1,254	$ 1,379
6% 11/1/35 to 8/1/37	721	808
TOTAL FANNIE MAE		13,415
Freddie Mac - 0.7%
3.454% 10/1/35 (j)	26	28
3.5% 10/1/42	499	531
3.5% 12/1/42 (h)	100	106
3.5% 12/1/42 (h)	400	425
3.5% 12/1/42 (h)	400	425
4% 10/1/41	341	377
4.5% 5/1/39 to 10/1/41	2,130	2,294
5% 11/1/35 to 11/1/40	2,066	2,239
5.5% 10/1/38	1,028	1,108
TOTAL FREDDIE MAC		7,533
Ginnie Mae - 0.5%
3% 12/1/42 (h)	800	853
3.5% 11/15/41 to 8/15/42	595	647
4% 1/20/41 to 11/15/41	2,102	2,332
4.5% 5/20/40 to 9/20/40	1,509	1,656
5% 12/15/39 to 8/15/40	753	833
TOTAL GINNIE MAE		6,321
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $26,941)		27,269
Asset-Backed Securities - 0.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6775% 4/25/35 (j)	39	34
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.8825% 4/25/35 (j)	3	3
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (j)	23	0*
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16	310	316
Series 2011-3 Class A2, 1.81% 5/15/16	280	284
Series 2012-3 Class A2, 1.21% 6/15/17	370	372
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9075% 12/25/33 (j)	$ 3	$ 3
Series 2004-R2 Class M3, 0.7575% 4/25/34 (j)	5	2
Series 2005-R2 Class M1, 0.6575% 4/25/35 (j)	93	90
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9875% 3/25/34 (j)	2	2
Series 2004-W11 Class M2, 0.9075% 11/25/34 (j)	25	22
Series 2004-W7 Class M1, 0.7575% 5/25/34 (j)	27	23
Series 2006-W4 Class A2C, 0.3675% 5/25/36 (j)	58	18
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0325% 4/25/34 (j)	104	93
Axon Financial Funding Ltd. Series 2007-1 Class A1, 0.9743% 4/4/17 (d)(g)(j)	229	0
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6575% 7/20/39 (g)(j)	4	4
Class B, 0.9575% 7/20/39 (g)(j)	12	5
Class C, 1.3075% 7/20/39 (g)(j)	15	0*
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3475% 12/25/36 (j)	82	38
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (g)	15	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6625% 4/25/34 (j)	7	3
Series 2004-4 Class M2, 1.0025% 6/25/34 (j)	27	16
Fannie Mae Series 2004-T5 Class AB3, 1.074% 5/28/35 (j)	2	1
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3825% 8/25/34 (j)	13	8
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0325% 3/25/34 (j)	1	0*
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9425% 1/25/35 (j)	43	15
Class M4, 1.2275% 1/25/35 (j)	16	2
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (g)(j)	106	67
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (g)	26	26
GE Business Loan Trust:
Series 2003-1 Class A, 0.638% 4/15/31 (g)(j)	8	8
Series 2006-2A:
Class A, 0.388% 11/15/34 (g)(j)	35	30
Class B, 0.488% 11/15/34 (g)(j)	13	9
Class C, 0.588% 11/15/34 (g)(j)	21	12
Class D, 0.958% 11/15/34 (g)(j)	8	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7575% 9/25/46 (g)(j)	$ 63	$ 62
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4975% 8/25/33 (j)	30	26
Series 2003-5 Class A2, 0.9075% 12/25/33 (j)	1	1
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3975% 1/25/37 (j)	56	21
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3375% 11/25/36 (j)	56	53
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6935% 12/27/29 (j)	22	20
Series 2006-A Class 2C, 1.5135% 3/27/42 (j)	43	2
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (g)	0*	0*
Class C, 5.691% 10/20/28 (g)	0*	0*
Class D, 6.01% 10/20/28 (g)	2	2
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5075% 5/25/37 (j)	36	1
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1825% 7/25/34 (j)	3	2
Series 2006-FM1 Class A2B, 0.3175% 4/25/37 (j)	49	46
Series 2006-OPT1 Class A1A, 0.4675% 6/25/35 (j)	61	52
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5475% 8/25/34 (j)	3	2
Series 2005-NC1 Class M1, 0.6475% 1/25/35 (j)	18	15
Series 2005-NC2 Class B1, 1.3775% 3/25/35 (j)	19	1
National Collegiate Student Loan Trust Series 2006-4 Class D, 1.3075% 5/25/32 (j)	32	0*
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7175% 9/25/35 (j)	65	48
Ocala Funding LLC:
Series 2005-1A Class A, 1.7075% 3/20/10 (d)(g)(j)	25	0
Series 2006-1A Class A, 1.6075% 3/20/11 (d)(g)(j)	53	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4575% 9/25/34 (j)	24	11
Class M4, 1.6575% 9/25/34 (j)	31	8
Series 2005-WCH1 Class M4, 1.0375% 1/25/36 (j)	67	45
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0075% 4/25/33 (j)	0*	0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0025% 3/25/35 (j)	55	50
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3575% 3/20/19 (FGIC Insured) (g)(j)	13	13
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.3388% 6/15/33 (j)	$ 57	$ 37
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9325% 9/25/34 (j)	3	1
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0675% 9/25/34 (j)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.9113% 4/6/42 (g)(j)	60	1
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (g)	40	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (g)	0*	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1153% 10/25/44 (g)(j)	81	67
TOTAL ASSET-BACKED SECURITIES (Cost $1,805)		2,097
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7675% 1/25/35 (j)	77	73
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7075% 7/16/34 (g)(j)	0*	0*
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6312% 10/25/34 (j)	45	45
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.4075% 12/20/54 (g)(j)	271	223
Series 2006-2 Class C1, 1.1475% 12/20/54 (j)	242	198
Series 2006-3 Class C2, 1.2075% 12/20/54 (j)	50	41
Series 2006-4:
Class B1, 0.3875% 12/20/54 (j)	169	156
Class C1, 0.9675% 12/20/54 (j)	103	84
Class M1, 0.5475% 12/20/54 (j)	44	39
Series 2007-1:
Class 1C1, 0.8075% 12/20/54 (j)	84	69
Class 1M1, 0.5075% 12/20/54 (j)	54	48
Class 2C1, 1.1675% 12/20/54 (j)	38	31
Class 2M1, 0.7075% 12/20/54 (j)	70	62
Series 2007-2 Class 2C1, 1.0675% 12/17/54 (j)	97	80
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7688% 1/20/44 (j)	19	18
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.6575% 8/25/36 (j)	$ 71	$ 56
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4175% 5/25/47 (j)	32	22
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3775% 2/25/37 (j)	49	41
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4975% 7/25/35 (j)	82	78
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.559% 7/10/35 (g)(j)	22	19
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6575% 6/25/33 (g)(j)	4	4
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (j)	1	1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.2091% 4/25/33 (j)	16	15
TOTAL PRIVATE SPONSOR		1,403
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17	13	14
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $429)		1,417
Commercial Mortgage Securities - 1.4%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.3614% 2/14/43 (j)	3	3
Class PS1, 1.2492% 2/14/43 (j)(l)	41	1
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7086% 5/10/45 (j)	57	60
Series 2006-5:
Class A2, 5.317% 9/10/47	217	217
Class A3, 5.39% 9/10/47	105	111
Series 2006-6 Class A3, 5.369% 10/10/45	150	164
Series 2007-4 Class A3, 5.7964% 2/10/51 (j)	73	78
Series 2006-6 Class E, 5.619% 10/10/45 (g)	43	4
Series 2007-3:
Class A3, 5.5348% 6/10/49 (j)	125	126
Class A4, 5.5348% 6/10/49 (j)	156	180
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	$ 164	$ 190
Series 2004-2 Class A4, 4.153% 11/10/38	78	79
Series 2005-1 Class A3, 4.877% 11/10/42	15	15
Series 2001-3 Class H, 6.562% 4/11/37 (g)	42	42
Series 2005-3 Class A3B, 5.09% 7/10/43 (j)	233	245
Banc of America Large Loan, Inc. floater Series 2006-BIX1:
Class F, 0.518% 10/15/19 (g)(j)	60	59
Class G, 0.538% 10/15/19 (g)(j)	49	48
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0575% 12/25/33 (g)(j)	3	2
Series 2004-1:
Class B, 2.1075% 4/25/34 (g)(j)	4	2
Class M1, 0.7675% 4/25/34 (g)(j)	3	2
Class M2, 1.4075% 4/25/34 (g)(j)	3	2
Series 2005-2A:
Class A1, 0.5175% 8/25/35 (g)(j)	55	40
Class M1, 0.6375% 8/25/35 (g)(j)	3	2
Class M2, 0.6875% 8/25/35 (g)(j)	5	3
Class M3, 0.7075% 8/25/35 (g)(j)	3	1
Series 2005-3A:
Class A2, 0.6075% 11/25/35 (g)(j)	20	15
Class M1, 0.6475% 11/25/35 (g)(j)	3	2
Class M2, 0.6975% 11/25/35 (g)(j)	4	2
Class M3, 0.7175% 11/25/35 (g)(j)	3	2
Class M4, 0.8075% 11/25/35 (g)(j)	4	2
Series 2005-4A:
Class A2, 0.5975% 1/25/36 (g)(j)	56	41
Class B1, 1.6075% 1/25/36 (g)(j)	5	1
Class M1, 0.6575% 1/25/36 (g)(j)	18	10
Class M2, 0.6775% 1/25/36 (g)(j)	5	3
Class M3, 0.7075% 1/25/36 (g)(j)	8	4
Class M4, 0.8175% 1/25/36 (g)(j)	4	2
Class M5, 0.8575% 1/25/36 (g)(j)	4	1
Class M6, 0.9075% 1/25/36 (g)(j)	5	1
Series 2006-1:
Class A2, 0.5675% 4/25/36 (g)(j)	9	6
Class M1, 0.5875% 4/25/36 (g)(j)	3	2
Class M2, 0.6075% 4/25/36 (g)(j)	3	2
Class M3, 0.6275% 4/25/36 (g)(j)	3	2
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2006-1: - continued
Class M4, 0.7275% 4/25/36 (g)(j)	$ 2	$ 1
Class M5, 0.7675% 4/25/36 (g)(j)	2	1
Class M6, 0.8475% 4/25/36 (g)(j)	3	1
Series 2006-2A:
Class A1, 0.4375% 7/25/36 (g)(j)	145	104
Class A2, 0.4875% 7/25/36 (g)(j)	8	5
Class B1, 1.0775% 7/25/36 (g)(j)	3	1
Class B3, 2.9075% 7/25/36 (g)(j)	0*	0*
Class M1, 0.5175% 7/25/36 (g)(j)	8	3
Class M2, 0.5375% 7/25/36 (g)(j)	6	2
Class M3, 0.5575% 7/25/36 (g)(j)	5	1
Class M4, 0.6275% 7/25/36 (g)(j)	3	1
Class M5, 0.6775% 7/25/36 (g)(j)	4	1
Class M6, 0.7475% 7/25/36 (g)(j)	6	1
Series 2006-3A:
Class M4, 0.6375% 10/25/36 (g)(j)	6	1
Class M5, 0.6875% 10/25/36 (g)(j)	8	0*
Class M6, 0.7675% 10/25/36 (g)(j)	9	0*
Series 2006-4A:
Class A1, 0.4375% 12/25/36 (g)(j)	27	21
Class A2, 0.4775% 12/25/36 (g)(j)	138	78
Class B1, 0.9075% 12/25/36 (g)(j)	1	0*
Class M1, 0.4975% 12/25/36 (g)(j)	9	2
Class M2, 0.5175% 12/25/36 (g)(j)	6	1
Class M3, 0.5475% 12/25/36 (g)(j)	6	1
Class M4, 0.6075% 12/25/36 (g)(j)	7	1
Class M5, 0.6475% 12/25/36 (g)(j)	6	1
Class M6, 0.7275% 12/25/36 (g)(j)	6	0*
Series 2007-1 Class A2, 0.4775% 3/25/37 (g)(j)	30	17
Series 2007-2A:
Class A1, 0.4775% 7/25/37 (g)(j)	29	19
Class A2, 0.5275% 7/25/37 (g)(j)	27	9
Class M1, 0.5775% 7/25/37 (g)(j)	10	3
Class M2, 0.6175% 7/25/37 (g)(j)	5	1
Class M3, 0.6975% 7/25/37 (g)(j)	5	0*
Class M4, 0.8575% 7/25/37 (g)(j)	10	1
Class M5, 0.9575% 7/25/37 (g)(j)	9	0*
Class M6, 1.2075% 7/25/37 (g)(j)	11	0*
Series 2007-3:
Class A2, 0.4975% 7/25/37 (g)(j)	33	16
Class B1, 1.1575% 7/25/37 (g)(j)	6	0*
Class B2, 1.8075% 7/25/37 (g)(j)	6	0*
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-3: - continued
Class M1, 0.5175% 7/25/37 (g)(j)	$ 6	$ 2
Class M2, 0.5475% 7/25/37 (g)(j)	6	2
Class M3, 0.5775% 7/25/37 (g)(j)	10	2
Class M4, 0.7075% 7/25/37 (g)(j)	15	3
Class M5, 0.8075% 7/25/37 (g)(j)	8	1
Class M6, 1.0075% 7/25/37 (g)(j)	6	1
Series 2007-4A:
Class M1, 1.1575% 9/25/37 (g)(j)	11	1
Class M2, 1.2575% 9/25/37 (g)(j)	11	1
Class M4, 1.8075% 9/25/37 (g)(j)	27	1
Class M5, 1.9575% 9/25/37 (g)(j)	27	1
Class M6, 2.1575% 9/25/37 (g)(j)	4	0*
Series 2004-1, Class IO, 1.25% 4/25/34 (g)(l)	121	4
Series 2007-5A, Class IO, 4.186% 10/25/37 (g)(j)(l)	316	26
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.858% 3/15/19 (g)(j)	18	17
Class J, 1.058% 3/15/19 (g)(j)	18	17
Series 2007-BBA8:
Class D, 0.458% 3/15/22 (g)(j)	25	23
Class E, 0.508% 3/15/22 (g)(j)	128	116
Class F, 0.558% 3/15/22 (g)(j)	78	69
Class G, 0.608% 3/15/22 (g)(j)	20	18
Class H, 0.758% 3/15/22 (g)(j)	25	21
Class J, 0.908% 3/15/22 (g)(j)	25	20
sequential payer:
Series 2004-PWR3 Class A3, 4.487% 2/11/41	6	6
Series 2007-PW16 Class A4, 5.7163% 6/11/40 (j)	44	52
Series 2006-PW13 Class A3, 5.518% 9/11/41	265	275
Series 2006-PW14 Class X2, 0.6677% 12/11/38 (g)(j)(l)	790	6
Series 2006-T22 Class A4, 5.5388% 4/12/38 (j)	9	10
Series 2007-PW18 Class X2, 0.3028% 6/11/50 (g)(j)(l)	5,279	45
Series 2007-T28 Class X2, 0.1559% 9/11/42 (g)(j)(l)	2,645	13
C-BASS Trust floater Series 2006-SC1 Class A, 0.4775% 5/25/36 (g)(j)	30	26
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	88	93
Class XCL, 1.3289% 5/15/35 (g)(j)(l)	298	5
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class H, 0.579% 8/15/21 (g)(j)	$ 7	$ 7
Series 2008-C7 Class A2B, 6.2624% 12/10/49 (j)	46	47
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	430	495
Series 2007-CD4 Class A3, 5.293% 12/11/49	73	76
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.804% 5/15/46 (j)	75	80
Series 2006-C1 Class B, 5.359% 8/15/48	225	30
Series 2007-C2 Class B, 5.617% 4/15/47 (j)	84	36
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.058% 4/15/17 (g)(j)	6	5
Series 2005-FL11:
Class C, 0.508% 11/15/17 (g)(j)	46	44
Class D, 0.548% 11/15/17 (g)(j)	2	2
Class E, 0.598% 11/15/17 (g)(j)	9	8
Class F, 0.658% 11/15/17 (g)(j)	7	6
Class G, 0.708% 11/15/17 (g)(j)	5	4
Series 2006-FL12 Class AJ, 0.338% 12/15/20 (g)(j)	107	99
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	214	221
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (g)	93	93
Class AJFX, 5.478% 2/5/19 (g)	200	200
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2:
Class A2, 5.448% 1/15/49 (j)	21	21
Class A3, 5.542% 1/15/49 (j)	150	171
Series 2006-C4 Class AAB, 5.439% 9/15/39	162	164
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	68	78
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.558% 4/15/22 (g)(j)	268	223
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	33	34
Series 2001-CK6 Class AX, 1.0678% 8/15/36 (j)(l)	19	0*
Series 2001-CKN5 Class AX, 1.5092% 9/15/34 (g)(j)(l)	67	0*
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2006-C1 Class A3, 5.4101% 2/15/39 (j)	$ 259	$ 266
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.358% 2/15/22 (g)(j)	28	27
Class C:
0.378% 2/15/22 (g)(j)	84	78
0.478% 2/15/22 (g)(j)	30	28
Class F, 0.528% 2/15/22 (g)(j)	60	56
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40	396	396
Series 2007-C1:
Class ASP, 0.3811% 2/15/40 (j)(l)	1,088	5
Class B, 5.487% 2/15/40 (g)(j)	115	16
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	443	507
Series 2001-1 Class X1, 1.6143% 5/15/33 (g)(j)(l)	46	1
Series 2007-C1 Class XP, 0.1588% 12/10/49 (j)(l)	546	1
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4% 11/5/21 (g)(j)	28	27
sequential payer Series 2007-GG11 Class A2, 5.597% 12/10/49	100	102
Series 2006-GG7 Class A3, 5.8671% 7/10/38 (j)	22	22
Series 2007-GG11 Class A1, 0.2399% 12/10/49 (g)(j)(l)	1,198	7
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5885% 6/6/20 (g)(j)	14	14
Class F, 0.6585% 6/6/20 (g)(j)	38	38
Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (g)(j)	160	160
Class C, 2.0056% 3/6/20 (g)(j)	44	44
Class D, 2.2018% 3/6/20 (g)(j)	117	117
Class F, 2.6334% 3/6/20 (g)(j)	4	4
Class G, 2.7903% 3/6/20 (g)(j)	2	2
Series 2006-GG6 Class A2, 5.506% 4/10/38	168	173
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	23	23
Series 2007-GG10 Class A2, 5.778% 8/10/45	17	17
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.378% 11/15/18 (g)(j)	$ 37	$ 36
Class C, 0.418% 11/15/18 (g)(j)	26	25
Class D, 0.438% 11/15/18 (g)(j)	8	7
Class E, 0.488% 11/15/18 (g)(j)	11	10
Class F, 0.538% 11/15/18 (g)(j)	17	15
Class G, 0.568% 11/15/18 (g)(j)	15	12
Class H, 0.708% 11/15/18 (g)(j)	11	9
sequential payer:
Series 2006-CB14 Class A3B, 5.4928% 12/12/44 (j)	184	188
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (j)	23	24
Class A3, 5.336% 5/15/47	31	35
Series 2007-LD11 Class A2, 5.7981% 6/15/49 (j)	164	169
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	112	113
Class A3, 5.42% 1/15/49	414	479
Series 2005-LDP3 Class A3, 4.959% 8/15/42	84	85
Series 2006-CB17 Class A3, 5.45% 12/12/43	17	17
Series 2007-CB18 Class A3, 5.447% 6/12/47 (j)	67	70
Series 2007-CB19:
Class B, 5.7282% 2/12/49 (j)	6	2
Class C, 5.7282% 2/12/49 (j)	17	5
Class D, 5.7282% 2/12/49 (j)	18	2
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (j)	6	0*
Class ES, 5.5618% 1/15/49 (g)(j)	39	2
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8894% 7/15/44 (j)	58	69
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	1	1
Series 2006-C6:
Class A2, 5.262% 9/15/39 (j)	4	4
Class A4, 5.372% 9/15/39	34	39
Series 2006-C7:
Class A2, 5.3% 11/15/38	44	45
Class A3, 5.347% 11/15/38	56	65
Series 2007-C1 Class A4, 5.424% 2/15/40	210	245
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (j)(l)	288	2
Series 2007-C1 Class XCP, 0.4246% 2/15/40 (j)(l)	119	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C6 Class A4, 5.858% 7/15/40 (j)	$ 94	$ 112
Series 2007-C7:
Class A3, 5.866% 9/15/45	75	90
Class XCP, 0.2789% 9/15/45 (j)(l)	4,704	28
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.438% 9/15/21 (g)(j)	24	23
Class E, 0.498% 9/15/21 (g)(j)	86	80
Class F, 0.548% 9/15/21 (g)(j)	52	47
Class G, 0.568% 9/15/21 (g)(j)	102	89
Class H, 0.608% 9/15/21 (g)(j)	26	22
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4357% 1/12/44 (g)(j)	65	44
Series 2006-C1 Class A2, 5.6401% 5/12/39 (j)	35	35
Series 2007-C1 Class A4, 5.847% 6/12/50 (j)	284	327
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.329% 12/12/49 (j)	7	7
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (j)	51	54
Series 2007-5:
Class A3, 5.364% 8/12/48	499	517
Class A4, 5.378% 8/12/48	3	3
Series 2007-6 Class A4, 5.485% 3/12/51 (j)	550	634
Series 2007-7 Class A4, 5.7277% 6/12/50 (j)	263	301
Series 2006-3 Class ASB, 5.382% 7/12/46 (j)	240	248
Series 2006-4 Class XP, 0.6166% 12/12/49 (j)(l)	862	11
Series 2007-6 Class B, 5.635% 3/12/51 (j)	75	16
Series 2007-7 Class B, 5.7277% 6/12/50 (j)	7	0*
Series 2007-8 Class A3, 5.9492% 8/12/49 (j)	65	76
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.408% 7/15/19 (g)(j)	16	11
Series 2007-XLFA:
Class C, 0.368% 10/15/20 (g)(j)	43	40
Class D, 0.398% 10/15/20 (g)(j)	30	27
Class E, 0.458% 10/15/20 (g)(j)	38	33
Class F, 0.508% 10/15/20 (g)(j)	23	19
Class G, 0.548% 10/15/20 (g)(j)	28	22
Class H, 0.638% 10/15/20 (g)(j)	18	9
Class J, 0.788% 10/15/20 (g)(j)	10	4
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	$ 67	$ 68
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (j)	38	40
Series 2006-IQ11:
Class A3, 5.6873% 10/15/42 (j)	18	18
Class A4, 5.7233% 10/15/42 (j)	23	26
Series 2006-T23 Class A3, 5.8159% 8/12/41 (j)	38	40
Series 2007-HQ12 Class A2, 5.5763% 4/12/49 (j)	437	449
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)	113	131
Class B, 5.7272% 4/15/49 (j)	18	5
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)	574	700
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.4875% 9/15/21 (g)(j)	78	70
Class F, 0.5475% 9/15/21 (g)(j)	85	75
Class G, 0.5675% 9/15/21 (g)(j)	80	69
Class J, 0.8075% 9/15/21 (g)(j)	18	13
Series 2007-WHL8:
Class F, 0.688% 6/15/20 (g)(j)	168	126
Class LXR1, 0.908% 6/15/20 (g)(j)	9	8
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (g)	26	26
Series 2003-C8 Class A3, 4.445% 11/15/35	86	87
Series 2006-C29 Class A3, 5.313% 11/15/48	199	207
Series 2007-C30:
Class A3, 5.246% 12/15/43	24	25
Class A4, 5.305% 12/15/43	377	406
Series 2007-C32 Class A3, 5.7501% 6/15/49 (j)	127	148
Series 2007-C33 Class A5, 5.9225% 2/15/51 (j)	50	58
Series 2003-C6 Class G, 5.125% 8/15/35 (g)(j)	36	36
Series 2005-C19 Class B, 4.892% 5/15/44	75	79
Series 2005-C22:
Class B, 5.3835% 12/15/44 (j)	166	113
Class F, 5.3835% 12/15/44 (g)(j)	125	27
Series 2007-C30 Class XP, 0.4742% 12/15/43 (g)(j)(l)	628	4
Series 2007-C31 Class C, 5.6818% 4/15/47 (j)	21	5
Series 2007-C31A Class A2, 5.421% 4/15/47	1,210	1,246
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C32:
Class D, 5.7501% 6/15/49 (j)	$ 56	$ 14
Class E, 5.7501% 6/15/49 (j)	89	21
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $12,841)		16,265
Municipal Securities - 0.5%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (j)	100	103
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	70	98
7.3% 10/1/39	60	83
7.5% 4/1/34	465	650
7.55% 4/1/39	500	722
7.6% 11/1/40	895	1,312
7.625% 3/1/40	150	217
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	45	59
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	920	928
Series 2010, 4.421% 1/1/15	260	275
Series 2010-1, 6.63% 2/1/35	235	273
Series 2010-3:
6.725% 4/1/35	475	556
7.35% 7/1/35	205	253
Series 2011, 5.877% 3/1/19	115	133
TOTAL MUNICIPAL SECURITIES (Cost $5,297)		5,662
Fixed-Income Funds - 10.5%
	Shares
Fidelity High Income Central Fund 2 (k)	263,974	30,352
Fidelity Mortgage Backed Securities Central Fund (k)	838,858	91,847
TOTAL FIXED-INCOME FUNDS (Cost $113,683)		122,199
Money Market Funds - 4.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.19% (b)	47,366,971	$ 47,367
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	561,718	562
TOTAL MONEY MARKET FUNDS (Cost $47,929)		47,929
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,058,006)		1,172,108
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(8,197)
NET ASSETS - 100%		$ 1,163,911
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 12/1/42	$ (1,000)	(1,066)
3.5% 12/1/42	(100)	(107)
3.5% 12/1/42	(400)	(427)
3.5% 12/1/42	(400)	(427)
3.5% 12/1/42	(1,100)	(1,174)
4% 12/1/42	(100)	(107)
4% 12/1/42	(800)	(857)
4% 12/1/42	(900)	(964)
4.5% 12/1/42	(200)	(216)
4.5% 1/1/43	(200)	(215)
TOTAL FANNIE MAE		(5,560)
Freddie Mac
3.5% 12/1/42	(500)	(532)
3.5% 12/1/42	(400)	(425)
5% 12/1/42	(1,000)	(1,074)
TOTAL FREDDIE MAC		(2,031)
TOTAL TBA SALE COMMITMENTS (Proceeds $7,586)		$ (7,591)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
98 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 6,931	$ (118)

The face value of futures purchased as a percentage of net assets is 0.6%
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2) (000s)	Value (000s)(1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse First Boston	2.5%	$ 69	$ (64)	$ 0	$ (64)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moodys Investors Service, Inc. Where Moodys ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,522,000 or 1.5% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $740,000.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(m) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $803,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Jumptap, Inc. Series G	6/29/12	$ 359
Legend Pictures LLC	9/23/10	$ 311
Legend Pictures LLC rights	11/30/12	$ 0
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 20
Fidelity High Income Central Fund 2	469
Fidelity Mortgage Backed Securities Central Fund	510
Fidelity Securities Lending Cash Central Fund	3
Total	$ 1,002
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 29,607	$ 469	$ -	$ 30,352	4.0%
Fidelity Mortgage Backed Securities Central Fund	104,612	510	13,009	91,847	0.6%
Total	$ 134,219	$ 979	$ 13,009	$ 122,199
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 83,516	$ 82,713	$ -	$ 803
Consumer Staples	87,969	85,218	2,751	-
Energy	81,432	81,432	-	-
Financials	115,710	113,760	1,950	-
Health Care	89,510	89,510	-	-
Industrials	79,329	79,329	-	-
Information Technology	144,182	144,182	-	-
Materials	25,389	25,389	-	-
Telecommunication Services	18,934	18,934	-	-
Utilities	25,195	25,195	-	-
Corporate Bonds	87,772	-	87,772	-
U.S. Government and Government Agency Obligations	110,332	-	110,332	-
U.S. Government Agency - Mortgage Securities	27,269	-	27,269	-
Asset-Backed Securities	2,097	-	1,865	232
Collateralized Mortgage Obligations	1,417	-	1,417	-
Commercial Mortgage Securities	16,265	-	16,254	11
Municipal Securities	5,662	-	5,662	-
Fixed-Income Funds	122,199	122,199	-	-
Money Market Funds	47,929	47,929	-	-
Total Investments in Securities:	$ 1,172,108	$ 915,790	$ 255,272	$ 1,046
Derivative Instruments:
Liabilities
Futures Contracts	$ (118)	$ (118)	$ -	$ -
Swap Agreements	$ (64)	$ -	$ (64)	$ -
Total Derivative Instruments:	$ (182)	$ (118)	$ (64)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (7,591)	$ -	$ (7,591)	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $1,062,684,000. Net unrealized appreciation aggregated $109,424,000, of which $129,543,000 related to appreciated investment securities and $20,119,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Credit default swaps are marked-to-market daily. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to close out a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as credit default swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivatives contracts under an ISDA Master Agreement exceed certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2013